Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Measurements [Line Items]
FAIR VALUE MEASUREMENTS
5.	FAIR VALUE MEASUREMENTS

Fair value accounting is applied for all financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis.

The table below presents the Company’s assets and liabilities measured at fair value on a recurring basis aggregated by the level in the fair value hierarchy at September 30, 2024 (in thousands):

	Level 1	Level 2	Level 3	Total
Liabilities:
Public placement warrant liability	$—	$—	$889	$889
Related party private placement warrant liability	—	—	464	464
Total liabilities	$—	$—	$1,353	$1,353

The table below presents the Company’s assets and liabilities measured at fair value on a recurring basis aggregated by the level in the fair value hierarchy at December 31, 2023 (in thousands):

	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible notes, current	$—	$—	$15,604	$15,604
Related party convertible notes, current	—	—	2,133	2,133
Share-based termination liability	—	—	6,349	6,349
Convertible preferred stock warrant liability	—	—	203	203
Total liabilities	$—	$—	$24,289	$24,289

The convertible notes, current, related party convertible notes, current, share-based termination liability, public placement warrant liability, related party private placement liability, and convertible preferred stock warrant liabilities are classified as Level 3 in the fair value hierarchy as the valuations are based on unobservable inputs, which reflect the Company’s own assumptions incorporated in valuation techniques used to determine fair value; further discussion of these assumptions is set forth below. There were no transfers into or out of Level 3 of the fair value hierarchy during the periods presented.

Changes in the fair value measurement of Level 3 liabilities are related mainly to unrealized gains (losses) resulting from remeasurement each period and are reflected in the interim condensed consolidated statements of operations and comprehensive loss.

Public Placement Warrant Liability

In connection with the Merger, the Company assumed the Public Placement Warrants (see Note 9 – Warrants) to purchase the Company’s Common stock. The Company accounts for the Public Placement Warrants as a liability in accordance with ASC 815-40-15 since the Public Placement Warrants do not meet the criteria for equity treatment and must be recorded as liabilities. This liability is subject to remeasurement at each balance sheet date until exercised. The fair value of the public placement liability at September 30, 2024 was determined using the Monte Carlo simulation model. The public placement warrant liability represents a Level 3 measurement within the fair value hierarchy as it has been valued using some unobservable inputs.

Related Party Private Placement Warrant Liability

In connection with the Merger, the Company assumed the Private Placement Warrants (see Note 9 – Warrants) to purchase the Company’s Common stock, which were issued to the Sponsor, a related party. The Company accounts for the Private Placement Warrants as a liability in accordance with ASC 815-40-15 since the Private Placement Warrants do not meet the criteria for equity treatment and must be recorded as liabilities. This liability is subject to remeasurement at each balance sheet date until exercised. The fair value of the related party private placement warrant liability at September 30, 2024 was determined using the Monte Carlo simulation model. The related party private placement warrant liability represents a Level 3 measurement within the fair value hierarchy as it has been valued using unobservable inputs.

Convertible Notes

The Company concluded that the Convertible Notes and its related features are within the scope of ASC 825, Financial Instruments, as a combined financial instrument, and the Company elected the fair value option where changes in fair value of the convertible notes are measured through the accompanying interim condensed consolidated statement of operations and comprehensive loss until settlement. The Convertible Notes liability represents a Level 3 measurement within the fair value hierarchy as it has been valued using certain unobservable inputs. These inputs include the underlying fair value of the equity instrument into which the Convertible Notes are convertible. The fair value is based on significant inputs not observable in the market, namely potential financing scenarios, the likelihood of such scenarios, the expected time for each scenario to occur, and the required market rates of return utilized in modeling these scenarios.

Share-Based Termination Liability

The fair value of the share-based termination liability at December 31, 2023 was determined based on the expected exchange fair value of the Company’s Common stock using the probability weighted expected return method (“PWERM”). The PWERM method is a scenario-based methodology that estimates the fair value of equity securities based upon an analysis of future values of the Company, assuming various outcomes. The significant inputs to the PWERM methodology included rights and preferences of each class of Company’s shares, the Company’s assumptions related to the expected timing of a liquidation event, lack of marketability and the Company’s estimated equity value and volatility on the valuation date, which are based on management’s analysis of comparable publicly traded peer companies.

Convertible Preferred Stock Warrant Liability

The fair value of the convertible preferred stock warrant liability at December 31, 2023 was determined using the PWERM. The fair value of the convertible preferred stock warrant liability at September 30, 2023 was determined using a hybrid method, which combines elements of the option pricing model (“OPM”) and the PWERM. Weighting allocations are assigned to the OPM and PWERM methods factoring in a possible future dissolution event. The aggregate value of the Company was then used to allocate the total equity value of the Company to different classes of equity according to their rights and preferences.

Change in Fair Value of Level 3 Liabilities

The change in the fair value of the Level 3 liabilities during the three and nine months ended September 30, 2024 and 2023 was as follows (in thousands):

Public placement warrant liability
Balance at June 30, 2024	$—
Warrants assumed from the Merger	25,175
Change in estimated fair value	(24,286)
Balance at September 30, 2024	$889

The change in fair value of the Public Placement Warrants is recognized in the interim condensed consolidated statements of operations and comprehensive loss as the remeasurement of the public placement warrant liability.

Related party private placement warrant liability
Balance at June 30, 2024	$—
Warrants assumed from the Merger	13,135
Change in estimated fair value	(12,671)
Balance at September 30, 2024	$464

The change in fair value of the Private Placement Warrants is recognized in the interim condensed consolidated statements of operations and comprehensive loss as the remeasurement of the related party private placement warrant liability.

Convertible notes
Balance at January 1, 2024	$15,604
Note issuance during the period	3,457
Change in estimated fair value	1,213
Balance at March 31, 2024	$20,274
Note issuance during the period	10,130
Loss on extinguishment	22,183
Change in estimated fair value	15,874
Balance at June 30, 2024	$68,461
Note issuance during the period	3,972
Change in estimated fair value	14,577
Conversion into Common stock	(87,010)
Balance at September 30, 2024	$—

The change in fair value of the convertible notes is recognized in the interim condensed consolidated statements of operations and comprehensive loss as the remeasurement of the convertible notes. There was no change in fair value attributable to the instrument-specific credit risk for the three and nine months ended September 30, 2024.

Related party convertible notes
Balance at January 1, 2024	$2,133
Note issuance during the period	1,449
Change in estimated fair value	247
Balance at March 31, 2024	$3,829
Note issuance during the period	3,635
Loss on extinguishment	4,176
Change in estimated fair value	5,301
Balance at June 30, 2024	$16,941
Change in estimated fair value	(1,796)
Conversion into Common stock	(15,145)
Balance at September 30, 2024	$—

The change in fair value of the related party convertible notes is recognized in the interim condensed consolidated statements of operations and comprehensive loss as the remeasurement of related party convertible notes. There was no change in fair value attributable to the instrument-specific credit risk for the three and nine months ended September 30, 2024.

Share-based termination liability
Balance at January 1, 2024	$6,349
Change in estimated fair value	(186)
Balance at March 31, 2024	$6,163
Change in estimated fair value	1,498
Balance at June 30, 2024	$7,661
Change in estimated fair value	(334)
Liability settlement due to issuance of Common stock	(7,327)
Balance at September 30, 2024	$—

The change in fair value of the share-based termination liability is recognized in the interim condensed consolidated statements of operations and comprehensive loss as the remeasurement of the share-based termination liability.

Convertible preferred stock warrants liability
Balance at January 1, 2023	$330
Change in estimated fair value	—
Balance at March 31, 2023	$330
Change in estimated fair value	—
Balance at June 30, 2023	$330
Change in estimated fair value	(126)
Balance at September 30, 2023	$204

Convertible preferred stock warrants liability
Balance at January 1, 2024	$203
Change in estimated fair value	(24)
Balance at March 31, 2024	$179
Change in estimated fair value	(73)
Balance at June 30, 2024	$106
Change in estimated fair value	91
Conversion into Private Warrants	(197)
Balance at September 30, 2024	$—

The change in fair value of the convertible preferred stock warrants is recognized in the interim condensed consolidated statements of operations and comprehensive loss as the remeasurement of the convertible preferred stock warrant liability.

BOLT THREADS, INC. [Member]
Fair Value Measurements [Line Items]
FAIR VALUE MEASUREMENTS

4. FAIR VALUE MEASUREMENTS

Fair value accounting is applied for all financial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis.

The table below presents the Company’s liabilities measured at fair value on a recurring basis aggregated by the level in the fair value hierarchy as of December 31, 2023 (in thousands):

	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible notes, current	$—	$—	$15,604	$15,604
Related party convertible notes, current	—	—	2,133	2,133
Share-based termination liability	—	—	6,349	6,349
Convertible preferred stock warrant liability	—	—	203	203
Total liabilities	$—	$—	$24,289	$24,289

The table below presents the Company’s assets and liabilities measured at fair value on a recurring basis aggregated by the level in the fair value hierarchy as of December 31, 2022 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalent:
Money market funds	$19,762	$—	$—	$19,762
Total cash equivalent	$19,762	$—	$—	$19,762

Liabilities:
Convertible preferred stock warrant liability	$—	$—	$330	$330
Total liabilities	$—	$—	$330	$330

The Company’s money market funds are classified as Level 1 because they are valued using quoted market prices. The convertible notes, current, related party convertible notes, current, share-based termination liability and convertible preferred stock warrant liabilities are classified as Level 3 in the fair value hierarchy as the valuations are based on unobservable inputs, which reflect the Company’s own assumptions incorporated in valuation techniques used to determine fair value; further discussion of these assumptions is set forth below. There were no transfers into or out of Level 3 of the fair value hierarchy during the periods presented.

Changes in the fair value measurement of Level 3 liabilities are related mainly to unrealized gains (losses) resulting from remeasurement each period and are reflected in the consolidated statements of operations and comprehensive loss.

Convertible notes

The Company issued convertible notes in the aggregate original stated principal amount of $17.0 million during the year ended December 31, 2023 (see Note 7 — Borrowings). The Company concluded that the 2023 Convertible Notes and its related features are within the scope of ASC 825, Financial Instruments, as a combined financial instrument, and the Company elected the fair value option where changes in fair value of the convertible notes are measured through the accompanying consolidated statement of operations and comprehensive loss until settlement. The 2023 Convertible Notes liability represents a Level 3 measurement within the fair value hierarchy as it has been valued using certain unobservable inputs. These inputs include the underlying fair value of the equity instrument into which the 2023 Convertible Notes are convertible. The fair value is based on significant inputs not observable in the market, namely potential financing scenarios, the likelihood of such scenarios, the expected time for each scenario to occur, and the required market rates of return utilized in modeling these scenarios.

Share-based termination liability

The fair value of the share-based termination liability as of December 31, 2023 was determined based on the expected exchange fair value of the Company’s common stock using the probability weighted expected return method (“PWERM”). The PWERM method is a scenario-based methodology that estimates the fair value of equity securities based upon an analysis of future values of the Company, assuming various outcomes. The significant inputs to the PWERM methodology included rights and preferences of each class of Company’s shares, the Company’s assumptions related to the expected timing of a liquidation event, lack of marketability and the Company’s estimated equity value and volatility on the valuation date, which are based on management’s analysis of comparable publicly traded peer companies.

Convertible preferred stock warrant liability

The fair value of the convertible preferred stock warrant liability as of December 31, 2023 was determined using the PWERM. The fair value of the convertible preferred stock warrant liability as of December 31, 2022 was determined using a hybrid method, which combines elements of the option pricing model (“OPM”) and the PWERM. Weighting allocations are assigned to the OPM and PWERM methods factoring in a possible future dissolution event. The aggregate value of the Company was then used to allocate the total equity value of the Company to different classes of equity according to their rights and preferences.

Change in fair value of Level 3 liabilities

The change in the fair value of the Level 3 liabilities during the years ended December 31, 2023 and 2022 was as follows (in thousands):

Convertible notes, current
Balance at January 1, 2023	$—
Note issuance during the period	15,323
Change in estimated fair value	281
Balance at December 31, 2023	$15,604

The change in fair value of the convertible notes is recognized in the consolidated statements of operations and comprehensive loss as the remeasurement of the convertible notes totaling loss of $0.3 million and zero for the years ended December 31, 2023 and 2022. There was no change in fair value attributable to the instrument-specific credit risk for the years ended December 31, 2023 and 2022.

Related party convertible notes, current
Balance at January 1, 2023	$—
Note issuance during the period	2,018
Change in estimated fair value	115
Balance at December 31, 2023	$2,133

The change in fair value of the related party convertible notes is recognized in the consolidated statements of operations and comprehensive loss as the remeasurement of the related party convertible notes totaling loss of $0.1 million and zero for the years ended December 31, 2023 and 2022. There was no change in fair value attributable to the instrument-specific credit risk for the years ended December 31, 2023 and 2022.

Share-based termination liability
Balance at January 1, 2023	$—
Addition during the period	6,053
Change in estimated fair value	296
Balance at December 31, 2023	$6,349

The change in fair value of the share-based termination liability is recognized in the consolidated statements of operations and comprehensive loss as the remeasurement of the share-based termination liability totaling loss of $0.3 million and zero for the years ended December 31, 2023 and 2022.

Convertible preferred stock warrants liability
Balance at January 1, 2022	$1,227
Change in estimated fair value	(1,032)
Convertible preferred stock warrants issued	135
Balance at December 31, 2022	$330
Change in estimated fair value	(127)
Balance at December 31, 2023	203

The change in fair value of the convertible preferred stock warrants is recognized in the consolidated statements of operations and comprehensive loss as the remeasurement of the convertible preferred stock warrant liability totaling gain of $0.1 million and $1.0 million for the years ended December 31, 2023 and 2022, respectively.